Income taxes - Reconciliation of German statutory income tax rate to effective income tax rate (Details) - EUR (€) € in Thousands	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Noncontrolling Interest [Abstract]
Germany		€ (20,018)	€ (32,985)	€ (50,446)
Other countries		2,205	(11,736)	(238)
Income (loss) before income taxes		(17,813)	(44,721)	(50,684)
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income tax expense at German tax rate (31.23%)		(5,562)	(13,964)	(15,829)
Foreign rate differential		33	219	34
Expected tax expense (benefit)		(5,529)	(13,745)	(15,795)
Tax effect from:
Non-deductible share-based compensation		5,017	16,875	4,409
Non-deductible corporate costs		34	1,306	882
Changes in uncertain tax positions		0	0	(1,666)
Movement in valuation allowance		(3,517)	1,921	98
Other differences		(769)	313	754
Income tax expense (benefit)		€ (4,764)	€ 6,670	€ (11,318)
German tax rate		31.23%	31.23%	31.23%
Effective tax rate		26.70%	(14.90%)	22.30%
Share-based compensation	€ 43,700	€ 16,000	€ 53,700	€ 14,100
Non-tax deductible expense, release of contingent asset			500
Total non-tax deductible expense			800
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Related Party Transaction [Line Items]
Corporate costs pushed down from Parent		€ 100	€ 4,200	€ 2,800